CONVERTIBLE NOTES (Narrative) (Details)	1 Months Ended				2 Months Ended	12 Months Ended
	Aug. 31, 2019 CAD ($) shares	Aug. 31, 2019 USD ($) shares	Sep. 20, 2018 CAD ($)	Aug. 28, 2018 USD ($)	Aug. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Detailed Information About Convertible Notes [Abstract]
Convertible notes proceeds			$ 550,000	$ 550,000
Debt instrument interest rate								10.00%				10.00%
Convertible debt, conversion price for first twelve months								$ 0.065				$ 0.05
Convertible debt, conversion price after first twelve months								0.10				$ 0.075
Weighted average exercise price of warrants granted in share-based payment arrangement								$ 0.065	$ 0.05
Debt conversion converted instruments amount	$ 50,000	$ 550,000			$ 100,000
Debt instruments convertible conversion price | $ / shares					$ 0.10
Number of common stock issued for conversion of convertible debt | shares	11,769,230	11,769,230			1,000,000
Number of warrants issued for conversion of convertible debt | shares	11,769,230	11,769,230			1,000,000
Stock issued for conversion of interest | $		$ 44,507
Number of stock issued for conversion of interest | shares	1,077,066	1,077,066
Repayment of debt | $					$ 400,000
Interest paid		$ 13,012			$ 99,233
Amount of share capital for conversion										$ 100,000	$ 94,000
Interest expense and accretion | $						$ 72,000	$ 260,000